ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9%
	ADVERTISING & MARKETING - 0.7%
1,363	Interpublic Group of Companies, Inc. (The)	$ 38,710
439	Omnicom Group, Inc.	32,885
		71,595
	AEROSPACE & DEFENSE - 1.8%
25	Boeing Company (The)(a)	4,671
31	General Dynamics Corporation	7,481
557	Howmet Aerospace, Inc.	24,564
276	Huntington Ingalls Industries, Inc.	60,669
94	L3Harris Technologies, Inc.	16,865
13	Lockheed Martin Corporation	5,910
14	Northrop Grumman Corporation	6,600
40	Raytheon Technologies Corporation	3,256
62	Teledyne Technologies, Inc.(a)	23,225
460	Textron, Inc.	34,959
12	TransDigm Group, Inc.(a)	9,937
		198,137
	APPAREL & TEXTILE PRODUCTS - 2.1%
45	NIKE, Inc., Class B	4,625
986	Ralph Lauren Corporation	110,954
2,118	Tapestry, Inc.	58,372
3,426	VF Corporation	50,465
		224,416
	ASSET MANAGEMENT - 1.6%
51	Ameriprise Financial, Inc.	16,043
11	BlackRock, Inc.	6,735
72	Blackstone, Inc.	6,649
79	Charles Schwab Corporation (The)	4,111
1,484	Franklin Resources, Inc.	33,820
4,837	Invesco Ltd.	62,737
236	Raymond James Financial, Inc.	22,524
188	T Rowe Price Group, Inc.	17,014
		169,633
	AUTOMOTIVE - 0.8%
204	Aptiv PLC(a)	17,789

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	AUTOMOTIVE - 0.8% (Continued)
1,392	BorgWarner, Inc.	$ 51,365
743	Ford Motor Company	7,244
360	General Motors Company	10,152
6	Tesla, Inc.(a)	1,205
		87,755
	BANKING - 3.5%
48	Bank of America Corporation	1,264
154	Citigroup, Inc.	6,081
1,376	Citizens Financial Group, Inc.	32,240
1,784	Comerica, Inc.	70,290
1,097	Fifth Third Bancorp	26,010
3,045	Huntington Bancshares, Inc.	29,384
21	JPMorgan Chase & Company	2,920
4,459	KeyCorporation	45,571
213	M&T Bank Corporation	24,016
94	PNC Financial Services Group, Inc. (The)	10,760
1,725	Regions Financial Corporation	25,064
438	Truist Financial Corporation	12,422
183	US Bancorp	5,834
73	Wells Fargo & Company	2,903
2,835	Zions Bancorp NA	87,460
		382,219
	BEVERAGES - 0.9%
400	Brown-Forman Corporation, Class B	22,464
34	Coca-Cola Company (The)	1,921
47	Constellation Brands, Inc., Class A	11,005
355	Keurig Dr Pepper, Inc.	10,767
668	Molson Coors Beverage Company, Class B	38,590
190	Monster Beverage Corporation(a)	9,709
14	PepsiCo, Inc.	2,286
		96,742
	BIOTECH & PHARMA - 1.8%
16	AbbVie, Inc.	2,259
15	Amgen, Inc.	3,836

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	BIOTECH & PHARMA - 1.8% (Continued)
47	Biogen, Inc.(a)	$ 11,164
39	Bristol-Myers Squibb Company	2,010
6	Eli Lilly and Company	3,324
55	Gilead Sciences, Inc.	4,320
595	Incyte Corporation(a)	32,088
7	Johnson & Johnson	1,038
22	Merck & Co., Inc.	2,259
116	Moderna, Inc.(a)	8,811
4,451	Organon & Company	65,831
40	Pfizer, Inc.	1,222
7	Regeneron Pharmaceuticals, Inc.(a)	5,459
18	Vertex Pharmaceuticals, Inc.(a)	6,518
3,993	Viatris, Inc.	35,538
41	Zoetis, Inc.	6,437
		192,114
	CABLE & SATELLITE - 0.1%
25	Charter Communications, Inc., Class A(a)	10,070
102	Comcast Corporation, Class A	4,212
		14,282
	CHEMICALS - 3.4%
27	Air Products and Chemicals, Inc.	7,626
118	Albemarle Corporation	14,960
194	Avery Dennison Corporation	33,770
309	Celanese Corporation	35,384
461	CF Industries Holdings, Inc.	36,779
301	Corteva, Inc.	14,490
247	Dow, Inc.	11,940
199	DuPont de Nemours, Inc.	14,503
617	Eastman Chemical Company	46,108
71	Ecolab, Inc.	11,910
603	FMC Corporation	32,080
443	International Flavors & Fragrances, Inc.	30,279
8	Linde plc	3,057
196	LyondellBasell Industries N.V., Class A	17,687

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	CHEMICALS - 3.4% (Continued)
1,057	Mosaic Company (The)	$ 34,331
104	PPG Industries, Inc.	12,768
29	Sherwin-Williams Company (The)	6,908
		364,580
	COMMERCIAL SUPPORT SERVICES - 1.2%
27	Cintas Corporation	13,692
93	Republic Services, Inc.	13,810
913	Robert Half International, Inc.	68,265
713	Rollins, Inc.	26,816
49	Waste Management, Inc.	8,052
		130,635
	CONSTRUCTION MATERIALS - 0.3%
41	Martin Marietta Materials, Inc.	16,766
83	Vulcan Materials Company	16,309
		33,075
	CONTAINERS & PACKAGING - 2.8%
3,962	Amcor PLC	35,222
552	Ball Corporation	26,579
1,302	International Paper Company	43,916
277	Packaging Corp of America	42,395
2,778	Sealed Air Corporation	85,535
2,016	Westrock Company	72,435
		306,082
	DATA CENTER REIT - 0.2%
106	Digital Realty Trust, Inc.	13,182
11	Equinix, Inc.	8,026
		21,208
	DIVERSIFIED INDUSTRIALS - 1.0%
82	3M Company	7,458
170	Dover Corporation	22,092
26	Eaton Corporation PLC	5,406
127	Emerson Electric Company	11,299
59	General Electric Company	6,409
24	Honeywell International, Inc.	4,398

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.0% (Continued)
34	Illinois Tool Works, Inc.	$ 7,620
671	Pentair PLC	38,998
		103,680
	E-COMMERCE DISCRETIONARY - 0.7%
10	Amazon.com, Inc.(a)	1,331
529	eBay, Inc.	20,753
814	Etsy, Inc.(a)	50,712
		72,796
	ELECTRIC UTILITIES - 6.3%
2,602	AES Corporation (The)	38,770
890	Alliant Energy Corporation	43,423
345	Ameren Corporation	26,120
180	American Electric Power Company, Inc.	13,597
1,156	CenterPoint Energy, Inc.	31,073
623	CMS Energy Corporation	33,854
207	Consolidated Edison, Inc.	18,173
168	Constellation Energy Corporation	18,971
291	Dominion Energy, Inc.	11,733
259	DTE Energy Company	24,962
72	Duke Energy Corporation	6,400
279	Edison International	17,594
296	Entergy Corporation	28,295
845	Evergy, Inc.	41,523
402	Eversource Energy	21,624
285	Exelon Corporation	11,098
764	FirstEnergy Corporation	27,198
39	NextEra Energy, Inc.	2,274
1,646	NRG Energy, Inc.	69,756
946	PG&E Corporation(a)	15,420
853	Pinnacle West Capital Corporation	63,276
1,234	PPL Corporation	30,319
314	Public Service Enterprise Group, Inc.	19,358
181	Sempra Energy	12,675
109	Southern Company (The)	7,336

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	ELECTRIC UTILITIES - 6.3% (Continued)
256	WEC Energy Group, Inc.	$ 20,836
317	Xcel Energy, Inc.	18,789
		674,447
	ELECTRICAL EQUIPMENT - 3.0%
843	A O Smith Corporation	58,808
483	Allegion plc	47,508
93	AMETEK, Inc.	13,092
119	Amphenol Corporation, Class A	9,585
198	Carrier Global Corporation	9,437
254	Fortive Corporation	16,581
633	Generac Holdings, Inc.(a)	53,216
229	Johnson Controls International plc	11,226
174	Keysight Technologies, Inc.(a)	21,237
171	Otis Worldwide Corporation	13,203
56	Rockwell Automation, Inc.	14,717
101	TE Connectivity Ltd.	11,903
65	Trane Technologies PLC	12,370
741	Trimble, Inc.(a)	34,923
		327,806
	ENGINEERING & CONSTRUCTION - 0.5%
242	Jacobs Solutions, Inc.	32,258
99	Quanta Services, Inc.	16,545
		48,803
	ENTERTAINMENT CONTENT - 2.4%
145	Electronic Arts, Inc.	17,950
2,290	Fox Corporation, Class A	69,593
2,864	Fox Corporation - Class B	79,933
4,903	Paramount Global, Class B	53,345
155	Take-Two Interactive Software, Inc.(a)	20,731
40	Walt Disney Company (The)(a)	3,264
1,712	Warner Bros Discovery, Inc.(a)	17,017
		261,833
	FOOD - 2.8%
1,119	Campbell Soup Company	45,219

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	FOOD - 2.8% (Continued)
1,357	Conagra Brands, Inc.	$ 37,128
217	General Mills, Inc.	14,157
81	Hershey Company (The)	15,175
692	Hormel Foods Corporation	22,525
269	JM Smucker Co./The	30,623
454	Kellogg Company	22,913
428	Kraft Heinz Company (The)	13,465
404	Lamb Weston Holdings, Inc.	36,279
343	McCormick & Company, Inc.	21,918
94	Mondelez International, Inc., A	6,224
735	Tyson Foods, Inc., Class A	34,067
113	WK Kellogg Co(a)	1,132
		300,825
	GAMING REIT - 0.1%
480	VICI Properties, Inc.	13,392

	GAS & WATER UTILITIES - 0.9%
151	American Water Works Company, Inc.	17,765
283	Atmos Energy Corporation	30,468
1,913	NiSource, Inc.	48,131
		96,364
	HEALTH CARE FACILITIES & SERVICES - 4.3%
286	Cardinal Health, Inc.	26,026
1,228	Catalent, Inc.(a)	42,231
95	Cencora, Inc.	17,589
274	Centene Corporation(a)	18,901
243	Charles River Laboratories International, Inc.(a)	40,911
19	Cigna Group (The)	5,875
65	CVS Health Corporation	4,486
576	DaVita, Inc.(a)	44,484
13	Elevance Health, Inc.	5,851
30	HCA Healthcare, Inc.	6,784
702	Henry Schein, Inc.(a)	45,617
18	Humana, Inc.	9,426

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.3% (Continued)
72	IQVIA Holdings, Inc.(a)	$ 13,020
147	Laboratory Corp of America Holdings	29,360
31	McKesson Corporation	14,116
105	Molina Healthcare, Inc.(a)	34,960
292	Quest Diagnostics, Inc.	37,989
4	UnitedHealth Group, Inc.	2,142
496	Universal Health Services, Inc., Class B	62,442
		462,210
	HEALTH CARE REIT - 0.8%
2,391	Healthpeak Properties, Inc.	37,180
747	Ventas, Inc.	31,718
145	Welltower, Inc.	12,123
		81,021
	HOME & OFFICE PRODUCTS - 0.5%
505	Whirlpool Corporation	52,803

	HOME CONSTRUCTION - 1.7%
107	DR Horton, Inc.	11,171
147	Lennar Corporation, Class A	15,682
695	Masco Corporation	36,203
845	Mohawk Industries, Inc.(a)	67,920
4	NVR, Inc.(a)	21,650
389	PulteGroup, Inc.	28,627
		181,253
	HOTEL REITS - 0.5%
3,131	Host Hotels & Resorts, Inc.	48,468

	HOUSEHOLD PRODUCTS - 0.8%
269	Church & Dwight Company, Inc.	24,463
168	Clorox Company (The)	19,774
100	Colgate-Palmolive Company	7,512
75	Estee Lauder Companies, Inc. (The), Class A	9,665
552	Kenvue, Inc.	10,267
82	Kimberly-Clark Corporation	9,810

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	HOUSEHOLD PRODUCTS - 0.8% (Continued)
19	Procter & Gamble Company (The)	$ 2,851
		84,342
	INDUSTRIAL REIT - 0.0%(b)
49	Prologis, Inc.	4,937

	INDUSTRIAL SUPPORT SERVICES - 0.4%
310	Fastenal Company	18,085
34	United Rentals, Inc.	13,813
20	WW Grainger, Inc.	14,597
		46,495
	INFRASTRUCTURE REIT - 0.3%
28	American Tower Corporation, A	4,989
129	Crown Castle, Inc.	11,994
96	SBA Communications Corporation, A	20,028
		37,011
	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
347	Bank of New York Mellon Corporation (The)	14,748
239	Cboe Global Markets, Inc.	39,170
38	CME Group, Inc.	8,111
15	Goldman Sachs Group, Inc. (The)	4,554
88	Intercontinental Exchange, Inc.	9,455
42	Morgan Stanley	2,974
421	Nasdaq, Inc.	20,882
454	Northern Trust Corporation	29,923
359	State Street Corporation	23,202
		153,019
	INSURANCE - 5.1%
168	Aflac, Inc.	13,122
174	Allstate Corporation (The)	22,295
252	American International Group, Inc.	15,450
25	Aon PLC, Class A	7,735
252	Arch Capital Group Ltd.(a)	21,843
48	Arthur J Gallagher & Company	11,304
536	Assurant, Inc.	79,811

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INSURANCE - 5.1% (Continued)
3	Berkshire Hathaway, Inc., Class B(a)	$ 1,024
357	Brown & Brown, Inc.	24,783
30	Chubb Ltd.	6,439
320	Cincinnati Financial Corporation	31,894
100	Everest Re Group Ltd.	39,562
488	Globe Life, Inc.	56,784
325	Hartford Financial Services Group, Inc. (The)	23,871
641	Loews Corporation	41,030
43	Marsh & McLennan Companies, Inc.	8,155
174	MetLife, Inc.	10,442
361	Principal Financial Group, Inc.	24,432
49	Progressive Corporation (The)	7,746
182	Prudential Financial, Inc.	16,642
92	Travelers Companies, Inc. (The)	15,404
556	W R Berkley Corporation	37,486
123	Willis Towers Watson PLC	29,014
		546,268
	INTERNET MEDIA & SERVICES - 1.1%
74	Airbnb, Inc., Class A(a)	8,753
16	Alphabet, Inc., A(a)	1,985
17	Alphabet, Inc., Class C(a)	2,130
2	Booking Holdings, Inc.(a)	5,579
326	Expedia Group, Inc.(a)	31,066
929	Match Group, Inc.(a)	32,144
9	Meta Platforms, Inc., Class A(a)	2,711
12	Netflix, Inc.(a)	4,940
128	VeriSign, Inc.(a)	25,556
		114,864
	LEISURE FACILITIES & SERVICES - 3.4%
833	Caesars Entertainment, Inc.(a)	33,228
2,014	Carnival Corporation(a)	23,080
5	Chipotle Mexican Grill, Inc.(a)	9,711
183	Darden Restaurants, Inc.	26,632
104	Domino's Pizza, Inc.	35,255

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	LEISURE FACILITIES & SERVICES - 3.4% (Continued)
94	Hilton Worldwide Holdings, Inc.	$ 14,244
211	Las Vegas Sands Corporation	10,014
345	Live Nation Entertainment, Inc.(a)	27,607
44	Marriott International, Inc., Class A	8,297
17	McDonald's Corporation	4,457
834	MGM Resorts International	29,123
4,874	Norwegian Cruise Line Holdings Ltd.(a)	66,287
199	Royal Caribbean Cruises Ltd.(a)	16,861
52	Starbucks Corporation	4,796
474	Wynn Resorts Ltd.	41,609
109	Yum! Brands, Inc.	13,174
		364,375
	LEISURE PRODUCTS - 0.6%
161	Axon Enterprise, Inc.(a)	32,923
759	Hasbro, Inc.	34,269
		67,192
	MACHINERY - 1.8%
13	Caterpillar, Inc.	2,939
16	Deere & Company	5,846
142	IDEX Corporation	27,180
307	Ingersoll Rand, Inc.	18,629
160	Nordson Corporation	34,014
24	Parker-Hannifin Corporation	8,854
144	Snap-on, Inc.	37,143
408	Stanley Black & Decker, Inc.	34,700
3	Veralto Corporation(a)	207
220	Xylem, Inc.	20,579
		190,091
	MEDICAL EQUIPMENT & DEVICES - 5.1%
30	Abbott Laboratories	2,837
127	Agilent Technologies, Inc.	13,128
52	Align Technology, Inc.(a)	9,599
643	Baxter International, Inc.	20,852

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.1% (Continued)
25	Becton Dickinson and Company	$ 6,320
149	Bio-Rad Laboratories, Inc., Class A(a)	41,017
571	Bio-Techne Corporation	31,194
132	Boston Scientific Corporation(a)	6,757
93	Cooper Companies, Inc. (The)	28,993
9	Danaher Corporation	1,728
1,875	DENTSPLY SIRONA, Inc.	57,018
138	DexCom, Inc.(a)	12,259
134	Edwards Lifesciences Corporation(a)	8,538
226	GE HealthCare Technologies, Inc.	15,045
403	Hologic, Inc.(a)	26,667
29	IDEXX Laboratories, Inc.(a)	11,585
124	Illumina, Inc.(a)	13,568
216	Insulet Corporation(a)	28,635
19	Intuitive Surgical, Inc.(a)	4,982
72	Medtronic PLC	5,080
17	Mettler-Toledo International, Inc.(a)	16,748
338	PerkinElmer, Inc.	28,003
150	ResMed, Inc.	21,183
115	STERIS plc	24,148
21	Stryker Corporation	5,675
260	Teleflex, Inc.	48,034
7	Thermo Fisher Scientific, Inc.	3,113
119	Waters Corporation(a)	28,385
45	West Pharmaceutical Services, Inc.	14,323
187	Zimmer Biomet Holdings, Inc.	19,525
		554,939
	METALS & MINING - 0.2%
256	Freeport-McMoRan, Inc.	8,648
454	Newmont Corporation	17,011
		25,659
	OFFICE REIT - 0.6%
236	Alexandria Real Estate Equities, Inc.	21,979

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	OFFICE REIT - 0.6% (Continued)
800	Boston Properties, Inc.	$ 42,856
		64,835
	OIL & GAS PRODUCERS - 3.0%
893	APA Corporation	35,470
17	Chevron Corporation	2,477
38	ConocoPhillips	4,514
909	Coterra Energy, Inc.	24,998
308	Devon Energy Corporation	14,344
130	Diamondback Energy, Inc.	20,842
56	EOG Resources, Inc.	7,070
846	EQT Corporation	35,854
21	Exxon Mobil Corporation	2,223
73	Hess Corporation	10,541
799	Kinder Morgan, Inc.	12,944
1,253	Marathon Oil Corporation	34,219
69	Marathon Petroleum Corporation	10,436
154	Occidental Petroleum Corporation	9,519
270	ONEOK, Inc.	17,604
91	Phillips 66	10,380
52	Pioneer Natural Resources Company	12,428
325	Targa Resources Corporation	27,173
80	Valero Energy Corporation	10,160
466	Williams Companies, Inc. (The)	16,030
		319,226
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
408	Baker Hughes Company	14,043
392	Halliburton Company	15,422
109	Schlumberger Ltd.	6,067
		35,532
	PUBLISHING & BROADCASTING - 1.9%
3,374	News Corporation, Class A - NON-VOTING	69,774
6,101	News Corporation, Class B	130,805
		200,579

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	REAL ESTATE SERVICES - 0.2%
258	CBRE Group, Inc., Class A(a)	$ 17,890

	RENEWABLE ENERGY - 0.6%
247	Enphase Energy, Inc.(a)	19,656
150	First Solar, Inc.(a)	21,368
376	SolarEdge Technologies, Inc.(a)	28,557
		69,581
	RESIDENTIAL REIT - 1.8%
119	AvalonBay Communities, Inc.	19,723
458	Camden Property Trust	38,875
363	Equity Residential	20,085
160	Essex Property Trust, Inc.	34,227
810	Invitation Homes, Inc.	24,049
230	Mid-America Apartment Communities, Inc.	27,175
1,072	UDR, Inc.	34,100
		198,234
	RETAIL - CONSUMER STAPLES - 0.9%
8	Costco Wholesale Corporation	4,420
150	Dollar General Corporation	17,856
179	Dollar Tree, Inc.(a)	19,885
367	Kroger Company (The)	16,651
77	Target Corporation	8,531
1,177	Walgreens Boots Alliance, Inc.	24,810
11	Walmart, Inc.	1,798
		93,951
	RETAIL - DISCRETIONARY - 2.1%
5	AutoZone, Inc.(a)	12,386
1,674	Bath & Body Works, Inc.	49,633
451	Best Buy Company, Inc.	30,136
505	CarMax, Inc.(a)	30,850
165	Genuine Parts Company	21,262
6	Home Depot, Inc. (The)	1,708
28	Lowe's Companies, Inc.	5,336
10	O'Reilly Automotive, Inc.(a)	9,304

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	RETAIL - DISCRETIONARY - 2.1% (Continued)
115	Ross Stores, Inc.	$ 13,337
82	TJX Companies, Inc. (The)	7,222
105	Tractor Supply Company	20,219
61	Ulta Beauty, Inc.(a)	23,260
		224,653
	RETAIL REIT - 1.7%
711	Federal Realty Investment Trust	64,836
2,524	Kimco Realty Corporation	45,281
215	Realty Income Corporation	10,187
785	Regency Centers Corporation	47,304
126	Simon Property Group, Inc.	13,846
		181,454
	SELF-STORAGE REIT - 0.2%
159	Extra Space Storage, Inc.	16,471
33	Public Storage	7,877
		24,348
	SEMICONDUCTORS - 1.8%
43	Advanced Micro Devices, Inc.(a)	4,236
30	Analog Devices, Inc.	4,720
45	Applied Materials, Inc.	5,956
4	Broadcom, Inc.	3,365
173	Intel Corporation	6,315
16	KLA Corporation	7,515
8	Lam Research Corporation	4,706
136	Microchip Technology, Inc.	9,695
96	Micron Technology, Inc.	6,420
44	Monolithic Power Systems, Inc.	19,437
5	NVIDIA Corporation	2,039
61	NXP Semiconductors N.V.	10,518
131	ON Semiconductor Corporation(a)	8,206
484	Qorvo, Inc.(a)	42,310
40	QUALCOMM, Inc.	4,360
300	Skyworks Solutions, Inc.	26,022
292	Teradyne, Inc.	24,315

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SEMICONDUCTORS - 1.8% (Continued)
24	Texas Instruments, Inc.	$ 3,408
		193,543
	SOFTWARE - 2.7%
9	Adobe Systems, Inc.(a)	4,789
353	Akamai Technologies, Inc.(a)	36,475
61	ANSYS, Inc.(a)	16,974
59	Autodesk, Inc.(a)	11,660
35	Cadence Design Systems, Inc.(a)	8,395
670	Ceridian HCM Holding, Inc.(a)	42,886
172	Fortinet, Inc.(a)	9,833
2,081	Gen Digital, Inc.	34,669
10	Intuit, Inc.	4,950
3	Microsoft Corporation	1,014
14	Oracle Corporation	1,448
35	Palo Alto Networks, Inc.(a)	8,506
110	Paycom Software, Inc.	26,947
211	PTC, Inc.(a)	29,629
21	Roper Technologies, Inc.	10,260
16	Salesforce, Inc.(a)	3,213
8	ServiceNow, Inc.(a)	4,655
17	Synopsys, Inc.(a)	7,980
84	Tyler Technologies, Inc.(a)	31,324
		295,607
	SPECIALTY FINANCE - 0.7%
32	American Express Company	4,673
138	Capital One Financial Corporation	13,978
263	Discover Financial Services	21,587
1,250	Synchrony Financial	35,063
		75,301
	SPECIALTY REITS - 0.3%
472	Iron Mountain, Inc.	27,881

	STEEL - 0.4%
82	Nucor Corporation	12,119

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	STEEL - 0.4% (Continued)
319	Steel Dynamics, Inc.	$ 33,976
		46,095
	TECHNOLOGY HARDWARE - 3.2%
5	Apple, Inc.	854
46	Arista Networks, Inc.(a)	9,217
72	Cisco Systems, Inc.	3,753
512	Corning, Inc.	13,701
347	F5, Inc.(a)	52,602
272	Garmin Ltd.	27,888
1,336	Hewlett Packard Enterprise Company	20,548
610	HP, Inc.	16,061
2,020	Juniper Networks, Inc.	54,379
41	Motorola Solutions, Inc.	11,417
471	NetApp, Inc.	34,279
495	Seagate Technology Holdings PLC	33,784
825	Western Digital Corporation(a)	33,124
143	Zebra Technologies Corporation, Class A(a)	29,948
		341,555
	TECHNOLOGY SERVICES - 5.4%
9	Accenture plc, Class A	2,674
16	Automatic Data Processing, Inc.	3,492
134	Broadridge Financial Solutions, Inc.	22,866
92	CDW Corporation	18,437
215	Cognizant Technology Solutions Corporation, Class A	13,861
182	CoStar Group, Inc.(a)	13,361
6,099	DXC Technology Company(a)	123,016
144	EPAM Systems, Inc.(a)	31,330
100	Equifax, Inc.	16,957
77	FactSet Research Systems, Inc.	33,256
28	Fair Isaac Corporation(a)	23,684
270	Fidelity National Information Services, Inc.	13,260
64	Fiserv, Inc.(a)	7,280
109	FleetCor Technologies, Inc.(a)	24,544
60	Gartner, Inc.(a)	19,922

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TECHNOLOGY SERVICES - 5.4% (Continued)
128	Global Payments, Inc.	$ 13,596
24	International Business Machines Corporation	3,471
306	Jack Henry & Associates, Inc.	43,143
416	Leidos Holdings, Inc.	41,234
259	MarketAxess Holdings, Inc.	55,360
5	Mastercard, Inc., Class A	1,882
31	Moody's Corporation	9,548
21	MSCI, Inc.	9,903
100	Paychex, Inc.	11,105
99	PayPal Holdings, Inc.(a)	5,128
14	S&P Global, Inc.	4,890
68	Verisk Analytics, Inc.	15,460
8	Visa, Inc., Class A	1,881
		584,541
	TELECOMMUNICATIONS - 0.1%
217	AT&T, Inc.	3,342
22	T-Mobile US, Inc.(a)	3,165
100	Verizon Communications, Inc.	3,513
		10,020
	TIMBER REIT - 0.2%
743	Weyerhaeuser Company	21,317

	TOBACCO & CANNABIS - 0.1%
161	Altria Group, Inc.	6,468
46	Philip Morris International, Inc.	4,101
		10,569
	TRANSPORTATION & LOGISTICS - 3.1%
2,511	Alaska Air Group, Inc.(a)	79,423
3,961	American Airlines Group, Inc.(a)	44,165
614	CH Robinson Worldwide, Inc.	50,244
244	CSX Corporation	7,283
472	Delta Air Lines, Inc.	14,750
265	Expeditors International of Washington, Inc.	28,951
33	FedEx Corporation	7,923

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TRANSPORTATION & LOGISTICS - 3.1% (Continued)
159	JB Hunt Transport Services, Inc.	$ 27,327
50	Norfolk Southern Corporation	9,540
27	Old Dominion Freight Line, Inc.	10,170
948	Southwest Airlines Company	21,074
25	Union Pacific Corporation	5,190
656	United Airlines Holdings, Inc.(a)	22,967
30	United Parcel Service, Inc., B	4,238
		333,245
	TRANSPORTATION EQUIPMENT - 0.5%
62	Cummins, Inc.	13,411
176	PACCAR, Inc.	14,525
242	Westinghouse Air Brake Technologies Corporation	25,657
		53,593
	WHOLESALE - CONSUMER STAPLES - 0.5%
147	Archer-Daniels-Midland Company	10,521
280	Bunge Ltd.	29,674
223	Sysco Corporation	14,827
		55,022
	WHOLESALE - DISCRETIONARY - 0.7%
266	Copart, Inc.(a)	11,576
746	LKQ Corporation	32,764
105	Pool Corporation	33,156
		77,496

	TOTAL COMMON STOCKS (Cost $12,830,854)	10,763,434

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT - 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(b)
170	ABIOMED, Inc. - CVR(a)(c)(d) (Cost $0)	12/31/2029	$35	$ –

	TOTAL INVESTMENTS - 99.9% (Cost $12,830,854)			$ 10,763,434
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			6,408
	NET ASSETS - 100.0%			$ 10,769,842

CVR	- Contingent Value Right
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. The total fair value of these securities as of October 31, 2023 was $0, representing 0.0% of net assets.
(d)	The fair value of this investment is determined using significant unobservable inputs.